Variable Interest Entities (Summary of Significant Agreements Currently in Effect of Consolidated VIEs, Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Shareholders of Gamease [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Percentage of exchange equity interests due to contributions to registered capital of equity	100.00%
Shareholders of Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Shareholders of Gamease [Member] | AmazGame [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Shareholders of Guanyou Gamespace [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Percentage of exchange equity interests due to contributions to registered capital of equity	100.00%
Shareholders of Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Shareholders of Guanyou Gamespace [Member] | Gamespace [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years